Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events
On March 2, 2026, our Board of Directors authorized the repurchase of an additional $75 million of the Company’s Class A ordinary shares, subject to the completion of Israeli regulatory procedures. Assuming completion of the required Israeli regulatory procedures, the total aggregate repurchase authorization outstanding under the Repurchase Program as of March 2, 2026 was approximately $85.1 million.